Shareholder Report, Holdings (Details)_7	Jun. 30, 2024
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Shares | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | Ferguson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Shares | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Shares | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Shares | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investor Shares | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | Ferguson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Shares | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Shares | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investor Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investor Shares | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investor Shares | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%